Other Receivables, Prepayments and Deposits (Tables)	6 Months Ended
Jun. 30, 2017
Other Receivables, Prepayments and Deposits
Schedule of other receivables, prepayments and deposits

	June 30,	December 31,
	2017	2016
	(in US$’000)
Prepayments	2,909	699
Purchase rebates	183	238
Other service receivables	437	756
Deposits	680	620
Value-added tax receivables	2,838	1,380
Others	715	621
	7,762	4,314